Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Ceded reinsurance	Assumed, ceded and net amounts for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2022
Non-life	$7,015,422	$6,696,769	$4,024,931
Life and Health	1,673,857	1,674,091	1,476,353
Assumed	$8,689,279	$8,370,860	$5,501,284

Non-life	$1,116,672	$1,085,317	$711,697
Life and Health	28,412	28,426	42,184
Ceded	$1,145,084	$1,113,743	$753,881

Non-life	$5,898,750	$5,611,452	$3,313,234
Life and Health	1,645,445	1,645,665	1,434,169
Net	$7,544,195	$7,257,117	$4,747,403

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2021
Non-life	$6,557,055	$6,274,418	$4,212,465
Life and Health	1,646,870	1,651,485	1,454,065
Assumed	$8,203,925	$7,925,903	$5,666,530

Non-life	$1,046,227	$944,862	$769,220
Life and Health	23,680	24,519	13,326
Ceded	$1,069,907	$969,381	$782,546

Non-life	$5,510,828	$5,329,556	$3,443,245
Life and Health	1,623,190	1,626,966	1,440,739
Net	$7,134,018	$6,956,522	$4,883,984

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2020
Non-life	$5,376,703	$5,571,201	$4,358,975
Life and Health	1,499,222	1,505,819	1,344,117
Assumed	$6,875,925	$7,077,020	$5,703,092

Non-life	$550,784	$516,672	$342,271
Life and Health	24,283	23,522	25,921
Ceded	$575,067	$540,194	$368,192

Non-life	$4,825,919	$5,054,529	$4,016,704
Life and Health	1,474,939	1,482,297	1,318,196
Net	$6,300,858	$6,536,826	$5,334,900